Fair Value Measurements (Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Interest expense	$ 0	$ 0	$ 0
Interest income
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5	1,439.9
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 1 Year [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		40.3	20.3
Other financial items, net	(3.8)	2.0	1.5
Interest expense	0.1	0.2	0.1
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 2 Years [Member]
Derivatives, Fair Value [Line Items]
Nominal volume			40.3
Other financial items, net			2.9
Interest expense			0.2
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2	1,379.3
Other financial items, net	6.8	(1.0)	20.2
Interest expense	0.2	(0.3)	(0.2)
Interest income